Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2021	2,919,191
Balance at Dec. 31, 2021	$ 29,192	$ 67,963,707	$ 10,930,482	$ 78,923,381
Net income / (loss)	$ 0	0	21,112,528	21,112,528
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	65,130
Issuance of shares sold at the market (ATM), net of issuance costs	$ 651	2,684,951	0	2,685,602
Share-based compensation	$ 0	365,379	0	365,379
Balance (in shares) at Jun. 30, 2022	2,984,321
Balance at Jun. 30, 2022	$ 29,843	71,014,037	32,043,010	103,086,890
Balance (in shares) at Dec. 31, 2022	2,902,620
Balance at Dec. 31, 2022	$ 29,026	69,438,938	44,473,153	113,941,117
Net income / (loss)	0	0	(2,724,573)	(2,724,573)
Share-based compensation	$ 0	516,649	0	516,649
Repurchase and cancelation of common shares (in shares)	(61,948)
Repurchase and cancelation of common shares	$ (619)	(1,048,435)	0	(1,049,054)
Balance (in shares) at Jun. 30, 2023	2,840,672
Balance at Jun. 30, 2023	$ 28,407	$ 68,907,152	$ 41,748,580	$ 110,684,139